CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income/(loss)	$ 2,155,987	$ (11,680,155)	$ 5,096,480
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustment	1,208,482	226,014	(2,541,550)
Other comprehensive (loss)/income	1,208,482	226,014	(2,541,550)
Comprehensive income/(loss)	3,364,469	(11,454,141)	2,554,930
Less: Comprehensive income/(loss) attributed to noncontrolling interests	1,292,169	(4,257,484)	3,050,313
Comprehensive (loss)/income attributed to ReneSola Ltd	$ 2,072,300	$ (7,196,657)	$ (495,383)